Lease (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Prepaid Lease Payments

As of December 31
2018
RMB’000
The Group’s prepaid lease payments were analyzed for reporting purposes as:
Non-current assets	357,599
Current assets	9,425

367,024

Changes in Prepaid Lease Payments

RMB’000
At January 1, 2018	376,449
Amortization charge for the year	(9,425)

At Dec ember 31, 2018	367,024
Transferred to right-of-use assets upon application of IFRS 16	(367,024)

At January 1, 2019 and December 31, 2019	—

Summary Of Quantitative Information About Right-of-use Assets

Prepaid land lease payments RMB’000
At January 1, 2019
Carrying amount	367,024

At December 31, 2019
Carrying amount	357,599

USD’000
At December 31, 2019	51,366

For the year ended 31st December, 2019

	RMB’000	USD’000
Depr e ciation charge	9,425	1,354